Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments and Financial Risk Management [Abstract]
Schedule of contractual maturities of non-derivative financial liabilities
At December 31, 2018	Within one year	Between one and five years	More than five years
Trade payables	$718,953	-	-
Accrued liabilities	543,908	-	-
Customer deposits	303,076	-	-
Shareholder loan	6,230	-	-
	$1,572,157	$-	$-

At December 31, 2017	Within one year	Between one and five years	More than five years
Bank loan	$123,637	$-	$-
Trade payables	474,334	-	-
Accrued liabilities	649,456	-	-
Customer deposits	362,829	-	-
Shareholder loan	10,383	-	-
Promissory note	1,500,000	-	-
	$3,120,639	$-	$-

Schedule of classification of financial instruments
	December 31, 2018	December 31, 2017
Cash and cash equivalents	$18,102,872	$5,596,635
Trade receivables	51,164	-
Trade payables	(382,087)	(138,794)
	$17,771,949	$5,457,841

Schedule of financial assets and liabilities that are denominated in US dollars

Financial assets included in the statement of financial position are as follows:

	December 31, 2018	December 31, 2017
Loans and receivables:
Cash and cash equivalents	$18,926,933	$8,610,996
Receivables	1,190,689	243,639
	$20,117,622	$8,854,635

Financial liabilities included in the statement of financial position are as follows:

	December 31, 2018	December 31, 2017
Non-derivative financial liabilities:
Bank loan	$-	$123,637
Trade payable and accrued liabilities	1,262,861	1,123,790
Customer deposits	303,076	362,829
Shareholder loan	6,230	10,383
Promissory note	-	1,500,000
Derivative financial liabilities:
Derivative liability	4,752,875	3,655,690
	$6,325,042	$6,776,329